Restructuring Charges (Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Restructuring Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the beginning and ending balances of accrued restructuring charges
Balance at the beginning of the period	$ 2
Costs incurred	3	$ 7	$ 3
Costs paid or otherwise settled	$ (5)	(5)
Balance at the end of the period		$ 2